Related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of related party [Abstract]
Related party transactions	Note 33: Related party transactions
Key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its non-executive directors.
The table below details, on an aggregated basis, key management personnel compensation:

Compensation	2024 £m	2023 £m	2022 £m
Salaries and other short-term benefits	14	15	11
Share-based payments	18	15	14
Total compensation	32	30	25
The aggregate of the emoluments of the directors was £9.2 million (2023: £9.3 million; 2022: £9.2 million).
There were £nil aggregate contributions in respect of key management personnel to defined contribution pension schemes (2023: £nil; 2022:
£nil).
The total for the highest paid director (Charlie Nunn) was £4,966,000 (2023: Charlie Nunn: £5,105,000; 2022: Charlie Nunn: £5,160,000); this did not include any gain on exercise of Lloyds Banking Group plc shares in any year.

Share options over Lloyds Banking Group plc shares	2024 million	2023 million	2022 million
At 1 January	–	–	–
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–
Exercised/lapsed (includes entitlements of former key management personnel)	–	–	–
At 31 December	–	–	–

Share plans settled in Lloyds Banking Group plc shares	2024 million	2023 million	2022 million
At 1 January	55	72	74
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	69	27	29
Exercised/lapsed (includes entitlements of former key management personnel)	(10)	(44)	(31)
At 31 December	114	55	72
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

Loans	2024 £m	2023 £m	2022 £m
At 1 January	1	2	3
Advanced (includes loans to appointed key management personnel)	1	–	1
Repayments (includes loans to former key management personnel)	(1)	(1)	(2)
At 31 December	1	1	2
The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between 2.03 per cent and 32.40 per cent in 2024 (2023: 1.09 per cent and 32.40 per cent; 2022: 1.01 per cent and 30.15 per cent).
No provisions have been recognised in respect of loans given to key management personnel (2023 and 2022: £nil).

Deposits	2024 £m	2023 £m	2022 £m
At 1 January	14	10	11
Placed (includes deposits of appointed key management personnel)	32	45	37
Withdrawn (includes deposits of former key management personnel)	(38)	(41)	(38)
At 31 December	8	14	10
Deposits placed by key management personnel attracted interest rates of up to 6.25 per cent (2023: 6.25 per cent; 2022: 5.0 per cent).
At 31 December 2024, the Group did not provide any guarantees in respect of key management personnel (2023 and 2022: none).
At 31 December 2024, transactions, arrangements and agreements entered into by the Group and its banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £29.0 thousand with five directors and one connected person (2023: £23.6 thousand with six directors and no connected persons; 2022: £2.1 thousand with three directors and no connected persons).
Note 33: Related party transactions continued
Balances and transactions with fellow Lloyds Banking Group undertakings
Balances and transactions between members of the Lloyds Bank Group
In accordance with IFRS 10 Consolidated Financial Statements, transactions and balances between the Bank and its subsidiary undertakings, and between those subsidiary undertakings, have all been eliminated on consolidation and thus are not reported as related party transactions of the Group.
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the Group’s balance sheet as follows:

	2024 £m	2023 £m
Assets, included within:
Derivative financial instruments	807	1,137
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	560	840
Financial assets at fair value through profit or loss	–	1
	1,367	1,978
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	4,049	2,932
Derivative financial instruments	687	953
Debt securities in issue at amortised cost	19,198	18,131
Subordinated liabilities	7,336	6,919
	31,270	28,935
These balances include Lloyds Banking Group plc’s banking arrangements and, due to the size and volume of transactions passing through these accounts, it is neither practical nor meaningful to disclose information on gross inflows and outflows. During 2024 the Group earned
£18 million interest income on the above asset balances (2023: £9 million; 2022: £11 million) and the Group incurred £1,353 million interest expense on the above liability balances (2023: £1,010 million; 2022: £666 million).
Details of intercompany recharges recognised within other operating income are given in note 8 and details of contingent liabilities and commitments entered into on behalf of fellow Lloyds Banking Group undertakings are given in note 34.
During the year, the Group recognised fee and commission expense of £310 million due to the impact of changes to commission arrangements with Scottish Widows.
Other related party transactions
Pension funds
The Group provides banking services to certain of its pension funds. At 31 December 2024, customer deposits of £113 million (2023:
£133 million) related to the Group’s pension funds.
Joint ventures and associates
At 31 December 2024 there were loans and advances to customers of £23 million (2023: £47 million) outstanding and balances within customer deposits of £12 million (2023: £6 million) relating to joint ventures and associates.
During the year the Group paid fees of £4 million (2023: £4 million) to the Lloyds Banking Group’s Schroders Personal Wealth joint venture.